Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000256345 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000256345 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000256345 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000256345 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1],[2]
C000256345 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
C000256345 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000256345 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000256345 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[1]
C000256345 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%	[1]
C000256345 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
C000256345 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000256346 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000256346 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000256346 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000256346 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3],[4]
C000256346 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[3]
C000256346 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000256346 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000256346 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[3]
C000256346 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%	[3]
C000256346 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[3]
C000256346 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[3]
C000256347 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000256347 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000256347 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[5]
C000256347 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[5]
C000256347 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000256347 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[5]
C000256347 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
C000256347 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000256347 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[5]
C000256347 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[5]
C000256347 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000256350 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000256350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[6]
C000256350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000256350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[6]
C000256350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[6]
C000256350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[6]
C000256350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[6]
C000256350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[6]
C000256350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[6]
C000256350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[6]
C000256350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[6]
C000256349 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[7]
C000256349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[7]
C000256349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[7]
C000256349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[7]
C000256349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[7]
C000256349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[7]
C000256349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[7]
C000256349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[7]
C000256349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[7]
C000256349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[7]
C000256349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[7]
C000256352 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000256352 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[8],[9]
C000256352 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000256352 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%	[8]
C000256352 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8],[10]
C000256351 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000256351 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[11],[12]
C000256351 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[11]
C000256351 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%	[11]
C000256351 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11],[13]
C000256353 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[14]
C000256353 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[14]
C000256353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[14]
C000256353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[14]
C000256353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[14]
C000256353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[14]
C000256353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[14]
C000256353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[14]
C000256353 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[14]
C000256353 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[14]
C000256354 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000256354 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[15]
C000256354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[15]
C000256354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[15]
C000256354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[15]
C000256354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[15]
C000256354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[15]
C000256354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[15]
C000256354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[15]
C000256354 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[15]
C000256355 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[16]
C000256355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000256355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[16]
C000256355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[16]
C000256355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[16]
C000256355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[16]
C000256355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[16]
C000256355 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[16]
C000256355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[16]
C000256355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[16]
C000256355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[16]
C000256356 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[17]
C000256356 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[17]
C000256356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[17]
C000256356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[17]
C000256356 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[17]
C000256356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[17]
C000256356 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[17]
C000256356 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17]
C000256356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[17]
C000256356 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[17]
C000256356 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[17]
C000256357 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000256357 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000256357 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[18],[19]
C000256357 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[18]
C000256357 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[18]
C000256357 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%	[18]
C000256357 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[18]
C000256357 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[18]
C000256357 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[18]
C000256357 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[18]
C000256358 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[20]
C000256358 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000256358 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[20],[21]
C000256358 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[20]
C000256358 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[20]
C000256358 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%	[20]
C000256358 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[20]
C000256358 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[20]
C000256358 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[20]
C000256358 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[20]

[1]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[2]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[3]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[4]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[10]	Amount rounds to less than 0.1%.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[12]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[13]	Amount rounds to less than 0.1%.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[15]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[16]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[17]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[18]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[19]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[20]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[21]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.